Earnings/Loss Per Share	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
6.	Earnings (Loss) Per Share

Basic earnings per share is computed by dividing net income (loss) available to common shareholders (the numerator) by the weighted-average number of common shares outstanding (the denominator) for the period. Diluted earnings per share are computed by assuming that any dilutive convertible securities outstanding were converted, with related preferred stock dividend requirements and outstanding common shares adjusted accordingly. It also assumes that outstanding common shares were increased by shares issuable upon exercise of those stock options for which the market price exceed the exercise prices, less shares which could have been purchased by us with the related proceeds. In periods of losses, diluted loss per share is computed on the same basis as basic loss per share as the inclusion of any other potential shares outstanding would be anti-dilutive.

If the Company had generated earnings during the six months ended June 30, 2014 and 2013, the Company would have added 65,247 and 71,248 respectively, of common equivalent shares to the weighted average shares outstanding to compute the diluted weighted average shares outstanding.

Note 7 — Earnings/Loss Per Share

Basic earnings per share is computed by dividing income available to common shareholders (the numerator) by the weighted-average number of common shares outstanding (the denominator) for the period. Diluted earnings per share are computed by assuming that any dilutive convertible securities outstanding were converted, with related preferred stock dividend requirements and outstanding common shares adjusted accordingly. It also assumes that outstanding common shares were increased by shares issuable upon exercise of those stock options for which market price exceeds the exercise price, less shares which could have been purchased by us with the related proceeds. In periods of losses, diluted loss per share is computed on the same basis as basic loss per share as the inclusion of any other potential shares outstanding would be anti-dilutive.

Had the Company recorded income applicable to common shareholders for the periods ended December 31, 2013 and 2012 weighted-average number of common shares outstanding would have increased by 5,216, and 3,225 respectively, for the fiscal years, reflecting no change to dilutive securities in the calculation of diluted earnings per share.